Retirement Plans and Postretirement Costs (Details 7) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012
Pension and SERP Benefits [Member]
Expected future benefit payments
2013	$ 9,860
2014	5,055
2015	5,577
2016	5,311
2017	5,522
2018-2022	31,756
Postretirement Benefits [Member]
Expected future benefit payments
2013	1,010
2014	930
2015	836
2016	702
2017	557
2018-2022	$ 1,271